CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2019
No Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration credit risk percentage	10.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration credit risk percentage	44.01%
Two Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration credit risk percentage	19.38%
Three Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration credit risk percentage	17.95%